Accrued Expenses and Other Payables (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Accrued Expenses and Other Payables [Line Items]
Accrued expenses and other payables		$ 44,244	$ 245,532
Accrued expenses non current		$ 0	$ 42,220
Failed Sale and Leaseback [Member]
Accrued Expenses and Other Payables [Line Items]
Lease year			2 years	2 years
Lease's conclusion (in Yuan Renminbi) | ¥	¥ 100